Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of components of income/(loss) before tax
The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Income/(loss) before tax
Income from Chinese mainland operations	14,518	16,800	33,130
Loss from non-Chinese mainland operations	(17,098)	(2,933)	(1,480)

Total income/(loss) before tax	(2,580)	13,867	31,650

Income tax benefits/(expenses) applicable to Chinese mainland operations
Current income tax expenses	(2,538)	(4,418)	(6,265)
Deferred tax benefits	651	732	410

Subtotal income tax expenses applicable to Chinese mainland operations	(1,887)	(3,686)	(5,855)

Income tax expenses applicable to non-Chinese mainland operations
Current income tax expenses	—	(307)	(1,259)
Deferred tax expenses	—	(183)	(1,279)

Subtotal income tax expenses applicable to non-Chinese mainland operations	—	(490)	(2,538)

Total income tax expenses	(1,887)	(4,176)	(8,393)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate
Reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the year ended December 31,
	2021	2022	2023
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	86.0%	(19.3)%	(7.6)%
Tax effect of tax-exempt entities	(143.7)%	12.1%	3.3%
Effect on tax rates in different tax jurisdiction	(2.3)%	(3.2)%	(0.9)%
Tax effect of non-deductible expenses	(13.8)%	4.0%	0.1%
Tax effect of non-taxable income	1.4%	(0.4)%	(0.5)%
Tax effect of Super Deduction and others	105.9%	(19.0)%	(9.6)%
Changes in valuation allowance	(131.6)%	28.3%	9.1%
Effect on withholding income tax	0.0%	2.6%	7.6%

Effective tax rates	(73.1)%	30.1%	26.5%

Summary of income tax holiday
The following table sets forth the effect of tax holiday:

	For the year ended December 31,
	2021	2022	2023
Tax holiday effect (RMB in millions)	2,219	2,677	2,397
Effect of tax holiday on basic net income per share (RMB)	0.71	0.86	0.76
Effect of tax holiday on diluted net income per share (RMB)	0.71	0.84	0.76

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023

	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	12,715	15,909
- Deferred revenues	472	464
- Inventory valuation allowance	1,029	1,092
- Allowance for doubtful accounts	1,001	1,098
- Unrealized fair value losses for certain investments	595	238
Less: valuation allowance	(14,276)	(17,057)

Net deferred tax assets	1,536	1,744

Deferred tax liabilities
- Long-lived assets arisen from business combinations and asset acquisitions	5,598	6,638
- Withholding tax on undistributed earnings	183	1,779
- Accelerated tax depreciation and others	730	850

Total deferred tax liabilities	6,511	9,267

Schedule of movement of valuation allowance
The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Balance at beginning of the year	4,289	7,670	14,276
Additions	5,052	7,694	6,630
Reversals	(1,671)	(1,088)	(3,849)

Balance at end of the year	7,670	14,276	17,057